SEGMENT INFORMATION AND REVENUE ANALYSIS (Tables)	6 Months Ended
Jun. 30, 2026
SEGMENT INFORMATION AND REVENUE ANALYSIS
Schedule of revenue disaggregated by geographic region

	For the six months ended June 30,
	2025	2026
	US$	US$
PRC	$6,658,425	$3,260,851
Hong Kong	1,180,158	3,957,920
United States	120,911	2,673,855
Others	—	22,781
Total	7,959,494	9,915,407

Summary information for reporting segment

	For the six months ended June 30,
	2025	2026
	US$	US$
Revenues	$7,959,494	$9,915,407
Cost of revenues	(1,424,240)	(1,291,612)
Gross profit	6,535,254	8,623,795
Operating expenses:
Selling and marketing expenses	(1,127,725)	(2,984,101)
General and administrative expenses	(8,677,640)	(3,400,975)
Research and development expenses	(7,180,293)	(1,391,913)
Total operating expenses	(16,985,658)	(7,776,989)
Income from operations	(10,450,404)	846,806
Interest expense	(358,215)	(334,689)
Interest income	762	23,417
Subsidy income	56,968	8,941
Other expenses, net	(49,107)	29,771
Loss/income before income tax	(10,799,996)	574,246

Schedule of revenue by major customers

	For the six months ended June 30,
	2025	2026
Technology licensees	$—	$4,800,000
Distributors	5,306,016	4,541,886
Direct customers (1)	2,653,478	573,521
Total	$7,959,494	$9,915,407
(1)	Revenue from direct customers include revenue to hospitals (i.e. directly or through deliverers).

Schedule of timing of revenue recognition and disaggregation by major product type

Timing of revenue recognition

	For the years ended
	For the six months ended June 30,
	2025	2026
At a point of time	$7,959,494	$9,915,407

Furthermore, the Company has disclosed revenue by major product type as follows:

	For the six months ended June 30,
	2025	2026
MWA devices	$7,958,761	$4,951,037
– MWA needles	6,539,540	3,749,741
– MWA therapeutic apparatus	1,419,221	1,201,296
Others (Note*)	733	4,964,370
Total	$7,959,494	$9,915,407

Note*: For the six months ended June 30, 2026, the Company recognized “Others” revenue of $4,964,370, which primarily consisted of $4,800,000 in technology licensing revenue. This technology licensing represents a new business initiative that the Company developed and launched during the period. Under these arrangements, the Company grants exclusive licenses to its proprietary microwave ablation technology to external third-party licensees, with revenue recognized upon delivery and acceptance of the licensed technology.